LKCM FUNDS
LKCM Small
Cap
Equity Fund
LKCM
Small-Mid
Cap Equity Fund
LKCM Equity Fund
LKCM Balanced Fund
LKCM Fixed Income Fund
LKCM International Equity Fund
Supplement dated September 8, 2021
To the Prospectus and Summary Prospectuses dated May 1, 2021, as previously amended or supplemented
Effective August 31, 2021, Steven R. Purvis, CFA, retired from his position as a portfolio manager for the LKCM Small Cap Equity Fund (“Small Cap Fund”) and the LKCM
Small-Mid
Cap Equity Fund (“Smid Cap Fund”), and an additional portfolio manager was appointed for each of the Small Cap Fund and the Smid Cap Fund. Accordingly, effective as of September 1, 2021, all references to Mr. Purvis in the Prospectus for the Small Cap Fund, Smid Cap Fund, LKCM Equity Fund, LKCM Balanced Fund, LKCM Fixed Income Fund, and LKCM International Equity Fund (collectively, the “Funds”), and in the Summary Prospectuses for the Small Cap Fund and the Smid Cap Fund, are deleted. In addition, to reflect this and certain other matters, effective as of September 1, 2021, the following changes are made to the Prospectus and Summary Prospectuses, as applicable, of the Funds:
1.    On page 1 of the Prospectus and page 2 of the Summary Prospectus for the Small Cap Fund, the third sentence of the first paragraph under the heading “Summary Section–LKCM Small Cap Equity Fund–Principal Investment Strategies” is hereby deleted and replaced with the following:
Smaller companies are those with market capitalizations at the time of investment between $1.2 billion and $7 billion.
2.    On page 4 of the Prospectus and page 4 of the Summary Prospectus for the Small Cap Fund, the information regarding portfolio managers for the Fund under the heading “Summary Section–LKCM Small Cap Equity Fund–Portfolio Managers” is hereby deleted and replaced with the following:

Name	Title	Experience with the Fund
Mason D. King, CFA	Principal, Vice President, Portfolio Manager and Analyst	Since 2017
J. Luther King, Jr., CFA, CIC	Principal, President and Portfolio Manager	Since Inception in 1994
Mark L. Johnson, CFA, CIC	Principal, Vice President and Portfolio Manager	Since 2021
3.    On page 5 of the Prospectus and page 2 of the Summary Prospectus for the Smid Cap Fund, the third sentence of the first paragraph under the heading “Summary Section–LKCM
Small-Mid
Cap Equity Fund–Principal Investment Strategies” is hereby deleted and replaced with the following:
Small-mid
capitalization companies are those with market capitalizations at the time of investment between $2 billion and $20 billion.

4.    On page 8 of the Prospectus and page 4 of the Summary Prospectus for the Smid Cap Fund, the information regarding portfolio managers for the Fund under the heading “Summary Section–LKCM
Small-Mid
Cap Equity Fund–Portfolio Managers” is hereby deleted and replaced with the following:

Name	Title	Experience with the Fund
Daniel C. Downes, CFA, CPA	Principal, Vice President, Portfolio Manager and Analyst	Since 2021
J. Luther King, Jr., CFA, CIC	Principal, President and Portfolio Manager	Since Inception in 2011
Mason D. King, CFA	Principal, Vice President, Portfolio Manager and Analyst	Since 2017
5.    On page 30 of the Prospectus, under the heading “Additional Information Regarding the Investment Objectives and Principal Investment Strategies of the Funds,” the third sentence in the second paragraph under “Small Cap Equity Fund” is hereby deleted and replaced with the following:
Smaller companies are those with market capitalizations at the time of investment between $1.2 billion and $7 billion.
6.    On page 30 of the Prospectus, under the heading “Additional Information Regarding the Investment Objectives and Principal Investment Strategies of the Funds,” the third sentence in the second paragraph under
“Small-Mid
Cap Equity Fund” is hereby deleted and replaced with the following:
Small-mid
capitalization companies are those with market capitalizations at the time of investment between $2 billion and $20 billion.
7.    On page 46 of the Prospectus, under the heading “Management–Portfolio Managers,” the fourth paragraph, regarding Mark L. Johnson, CFA, CIC, is deleted and replaced with the following:
Mark L. Johnson, CFA, CIC
, is a member of the investment teams responsible for the LKCM Balanced Fund (since 2010), the LKCM Fixed Income Fund (since 2010), and the LKCM Small Cap Equity Fund (since 2021). Mr. Johnson joined the Adviser in 2002 and has served as Principal (since 2013) and Vice President and Portfolio Manager (since 2002). Mr. Johnson graduated with a Bachelor of Arts from Duke University.
8.    On page 46 of the Prospectus, under the heading “Management–Portfolio Managers,” the fifth paragraph, regarding Mason D. King, CFA, is deleted and replaced with the following:
Mason D. King, CFA
, is the lead portfolio manager of the LKCM International Equity Fund (since inception in 2019) and the LKCM Small Cap Equity Fund (since 2021). Mr. King is primarily responsible for the day-to-day
management of, and oversees the investment team responsible for, the LKCM International Equity Fund and the LKCM Small Cap Equity Fund. Mr. King is also a member of the investment teams responsible for the LKCM Equity Fund (since 2010) and the LKCM
Small-Mid
Cap Equity Fund (since 2017), and he has served as a member of the investment team responsible for the LKCM Small Cap Equity Fund from 2017 to 2021. Mr. King joined the Adviser in 2004 and has served as Principal (since 2013) and Vice President, Portfolio Manager and Analyst (since 2004). Mr. King graduated with a Bachelor of Arts from Princeton University and a Master of Business Administration from the University of Texas.
9.    On page 46 of the Prospectus, under the heading “Management–Portfolio Managers,” the following is added as the seventh paragraph, following the paragraph regarding Brittny G. Allred, CFA:
Daniel C. Downes, CFA, CPA
, is the lead portfolio manager of the LKCM
Small-Mid
Cap Equity Fund (since 2021). Mr. Downes is primarily responsible for the day-to-day
management of, and oversees the

investment team responsible for, the LKCM
Small-Mid
Cap Equity Fund. Mr. Downes joined the Adviser in 2014 and has been a Vice President and Analyst since 2014 and Principal and Portfolio Manager since 2021. Mr. Downes graduated with a Bachelor of Science in Finance from Miami University and a Master of Business Administration from the University of Pennsylvania’s Wharton School of Business.
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LKCM FUNDS

LKCM Small Cap Equity Fund

LKCM Small-Mid Cap Equity Fund

LKCM Equity Fund

LKCM Balanced Fund

LKCM Fixed Income Fund

LKCM International Equity Fund

Supplement dated September 8, 2021

To the Statement of Additional Information dated May 1, 2021, as previously amended or supplemented

Effective August 31, 2021, Steven R. Purvis, CFA, retired from his position as a portfolio manager for the LKCM Small Cap Equity Fund (“Small Cap Fund”) and the LKCM Small-Mid Cap Equity Fund (“Smid Cap Fund”), and as Vice President and Portfolio Manager at Luther King Capital Management Corporation, and an additional portfolio manager was appointed for each of the Small Cap Fund and the Smid Cap Fund. Accordingly, effective as of September 1, 2021, the following changes are made to the Statement of Additional Information of the Small Cap Fund, Smid Cap Fund, LKCM Equity Fund, LKCM Balanced Fund, LKCM Fixed Income Fund, and LKCM International Equity Fund (collectively, the “Funds”):

1.    All references to Mr. Purvis as a Vice President of the LKCM Funds are hereby deleted.

2.    On page 27, under the heading “Trustees and Officers of the LKCM Funds—The Board of Trustees,” the information in the “Interested Trustees” table regarding Mr. Purvis is hereby deleted and replaced with the following:

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Steven R. Purvis(2) 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1964	Trustee	Since 2013	Principal, Luther King Capital Management Corporation since 2004, Vice President and Portfolio Manager, Luther King Capital Management Corporation from 1996 to 2021.	7	AZZ Incorporated

3.    On page 30, under the heading “Trustees and Officers of the LKCM Funds—Principal Officers of the Trust,” the information in the table regarding Mr. Purvis is hereby deleted and replaced with the following:

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee/Officer During the Past Five Years
Steven R. Purvis(2) 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1964	Trustee	Since 2013	Principal, Luther King Capital Management Corporation since 2004, Vice President and Portfolio Manager, Luther King Capital Management Corporation from 1996 to 2021.	7	AZZ Incorporated

4.    On page 38, under the heading “Portfolio Managers,” the information for Mr. Purvis is hereby deleted.

5.    On page 38, under the heading “Portfolio Managers,” the information for Mark L. Johnson is hereby deleted and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance Based
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Mark L. Johnson*	0 $0	0 $0	120 $413.7 million	0 $0	0 $0	0 $0

*	As of June 30, 2021

6.    On page 38, under the heading “Portfolio Managers,” the information for Daniel C. Downes is hereby added following the row regarding Brittny G. Allred:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance Based
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Daniel C. Downes*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0

*	As of June 30, 2021

7.    On page 40, under the heading “Portfolio Managers–Ownership of Securities,” the row pertaining to the Small Cap Fund is hereby deleted and replaced with the following:

Fund Name	Name of Portfolio Manager	Dollar Range of Shares Owned
Small Cap Equity Fund	Mason D. King J. Luther King, Jr. Mark L. Johnson	E G A*

*	As of June 30, 2021

8.    On page 40, under the heading “Portfolio Managers–Ownership of Securities,” the row pertaining to the Smid Cap Fund is hereby deleted and replaced with the following:

Fund Name	Name of Portfolio Manager	Dollar Range of Shares Owned
Small-Mid Cap Equity Fund	Daniel C. Downes J. Luther King, Jr. Brittny G. Allred	C* A A

*	As of June 30, 2021

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LKCM FUNDS

LKCM Aquinas Catholic Equity Fund

Supplement dated September 8, 2021

To the Statement of Additional Information dated May 1, 2021

Effective August 31, 2021, Steven R. Purvis, CFA, retired as Vice President and Portfolio Manager at Luther King Capital Management Corporation. Accordingly, effective as of September 1, 2021, the following changes are made to the Statement of Additional Information of the LKCM Aquinas Catholic Equity Fund:

1.    All references to Mr. Purvis as a Vice President of the LKCM Funds are hereby deleted.

2.    On page 19, under the heading “Trustees and Officers of the LKCM Funds—The Board of Trustees,” the information in the “Interested Trustees” table regarding Mr. Purvis is hereby deleted and replaced with the following:

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Steven R. Purvis(2) 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1964	Trustee	Since 2013	Principal, Luther King Capital Management Corporation since 2004, Vice President and Portfolio Manager, Luther King Capital Management Corporation from 1996 to 2021.	7	AZZ Incorporated

3.    On page 22, under the heading “Trustees and Officers of the LKCM Funds—Principal Officers of the Trust,” the information in the table regarding Mr. Purvis is hereby deleted and replaced with the following:

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee/Officer During the Past Five Years
Steven R. Purvis(2) 301 Commerce Street Suite 1600 Fort Worth, Texas 76102 Year of Birth: 1964	Trustee	Since 2013	Principal, Luther King Capital Management Corporation since 2004, Vice President and Portfolio Manager, Luther King Capital Management Corporation from 1996 to 2021.	7	AZZ Incorporated

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